Equity - Reconciliation of net profit and shareholders' equity of parent company (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Separate to consolidated reconciliation
Excess of net equity stated in the separate accounts of consolidated subsidiaries over the corresponding carrying amounts of the parent company, Net profit	€ (3,324)	€ (10,660)
- difference between purchase cost and underlying carrying amounts of net equity, Net profit		(6)
- adjustments to comply with Group accounting policies, Net profit	1,855	264
- elimination of unrealized intercompany profits, Net profit	(176)	88
- deferred taxation, Net profit	(190)	79
Profit (loss)	5,840	(8,628)	€ 155
Non-controlling interest, Net profit	(19)	(7)	(7)
Profit (loss), attributable to owners of parent	5,821	(8,635)	148
Excess of net equity stated in the separate accounts of consolidated subsidiaries over the corresponding carrying amounts of the parent company, Shareholders' equity	(9,910)	(8,839)
- difference between purchase cost and underlying carrying amounts of net equity, Shareholders' equity	153	193
- adjustments to comply with Group accounting policies, Shareholders' equity	4,266	2,086
- elimination of unrealized intercompany profits, Shareholders' equity	(654)	(478)
- deferred taxation, Shareholders' equity	(375)	(176)
Equity.	44,519	37,493	€ 47,900	€ 51,073
Non-controlling interest	(82)	(78)
As recorded in Consolidated Financial Statements, Shareholders' equity	44,437	37,415
Eni SpA's Financial Statements
Separate to consolidated reconciliation
Profit (loss)	7,675	1,607
Equity.	€ 51,039	€ 44,707